RULE 497(e)
                                                       Registration No. 2-65315

SHORT TERM INCOME FUND, INC.                            600 Fifth Avenue
                                                        New York, New York 10020
                                                        (212) 830-5220

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SUPPLEMENT DATED DECEMBER 18, 2000, TO THE PROSPECTUS DATED JANUARY 1, 2000.

     Short Term Income Fund, Inc. (the "Fund") has modified its investment restrictions to allow the Fund to purchase securities that are exempt from registration under Section 4(2) or Rule 144A of the Securities Act of 1933.

     On page 7, the following paragraph is added after the section entitled Repurchase Agreements, to read as follows:

     "(V) PRIVATE PLACEMENT INVESTMENTS: The Money Market Portfolio may purchase commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 ("4(2) Paper") and securities which are not registered and are issued as private placements pursuant to Rule 144A of the Securities Act of 1933 ("Rule 144A Securities"). The Portfolio intends to purchase both liquid and illiquid 4(2) Paper and Rule 144A Securities. Any such illiquid securities that the Money Market Portfolio purchases are subject to a maximum of 10% of the value of its net assets."

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SHORT TERM INCOME FUND, INC.                            600 Fifth Avenue
                                                        New York, New York 10020
                                                        (212) 830-5220

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SUPPLEMENT DATED DECEMBER 18, 2000, TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 1, 2000.

     Short Term Income Fund, Inc. (the "Fund") has modified its investment restrictions to allow the Fund to purchase securities that are exempt from registration under Section 4(2) or Rule 144A of the Securities Act of 1933 (the "Securities Act").

     After the first paragraph on page 4, at the end of the section entitled "Description of Investments," the following text is added:

     "RULE 144A SECURITIES AND 4(2) PAPER

     The Money Market Portfolio may purchase securities that are not registered ("registered securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act. The Portfolio may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, the Portfolio will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restriction on resale, and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Directors continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Directors have adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of Rule 144A securities and 4(2) Paper. The Directors, however, retain sufficient oversight and are ultimately responsible for these determinations. See "Investment Restrictions" for further detail on how liquidity is determined."

     Under the heading "Investment Restrictions" on page 4, investment restriction (c)(5) is modified to read as follows:

     ". . . The Fund may not: . . . (c)(5) purchase restricted securities or purchase securities on margin provided, however, with respect to
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     the Money Market Portfolio restricted securities shall not include privately placed securities that are exempt from registration under Section 4(2) or Rule 144A of the Securities Act of 1933."

     The following paragraphs are inserted before the last full paragraph on page 4:

     With respect to the investment restriction set forth in number (c)(5) above, the Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Directors have delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Directors.

     The Manager takes into account a number of factors in determining whether a Rule 144A security being considered for purchase by the Money Market Portfolio is liquid, including at least the following: (i) the frequency and size of trades and quotes for the Rule 144A security; (ii) the number of dealers willing to purchase or sell the 144A security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the 144A security; and (iv) the nature of the 144A security and the nature of the market for the 144A security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     To make the determination that an issue of 4(2) Paper is liquid, the Manager must conclude that the following conditions have been met: (i) the 4(2) Paper must not be in default; (ii) the 4(2) Paper is rated; (a) in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"); or (b) if the security is unrated, the Manager has determined that the security is of acceptable credit quality; and (iii) there is a viable trading market for the specific security, taking into account all relevant factors.